Basis of Presentation and General Information-Going Concern (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Mar. 16, 2015	Mar. 12, 2015	Mar. 06, 2015	Dec. 31, 2014 t
Basis of Presentation and General Information [Abstract]
Number of new capesize vessels				4
Subsequent Event [Member]
Subsequent Vessel financing [Line Items]
M/V Leadership DWT				171,199
Shareholders convertible note		$ 4,000
Loan with Alpha Bank			8,750
Equity injection	$ 4,500
Share issued in financing of vessels (in shares)	25,000,500
Nasdaq minimum bid vale per share (in dollars per share)				$ 1.00
Closing minimum bid price violation period				30 days
Grace period compliance days				180 days